Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Schedule of Finance Cost

For the years ended December 31,	2023	2022
Interest Expense – Short-Term Borrowings and Long-Term Debt	362	478
Net Premium (Discount) on Redemption of Long-Term Debt (1)	(84)	(29)
Interest Expense – Lease Liabilities (Note 20)	161	163
Unwinding of Discount on Decommissioning Liabilities (Note 27)	220	176
Other	32	37
	691	825
Capitalized Interest	(20)	(5)
	671	820
(1)Includes the premium or discount on redemption, net of transaction costs and the amortization of associated fair value adjustments.